Impairment of non-current assets - Breakdown of the CGU's carrying amount tested for impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Disclosure of information for cash-generating units
Length of period for financial budgets used for cash flow projections	5 years
Cash-generating units | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		$ 3,300,746
Cash-generating units | Carrying amount prior to impairment loss | Goodwill
Disclosure of information for cash-generating units
Assets		670,774
Cash-generating units | Carrying amount prior to impairment loss | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets		704,473
Cash-generating units | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		1,925,499
Mining Peru | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		1,672,495
Mining Peru | Carrying amount prior to impairment loss | Goodwill
Disclosure of information for cash-generating units
Assets		578,280
Mining Peru | Carrying amount prior to impairment loss | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets		704,473
Mining Peru | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		389,742
Cerro Lindo | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		571,952
Cerro Lindo | Carrying amount prior to impairment loss | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets		386,255
Cerro Lindo | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		185,697
Cerro Pasco
Disclosure of information for cash-generating units
Assets		380,130
Cerro Pasco | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets		220,910
Cerro Pasco | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		159,220
Cerro Pasco | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		522,263
Cerro Pasco | Carrying amount prior to impairment loss | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets		318,218
Cerro Pasco | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		204,045
Cajamarquilla | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		812,192
Cajamarquilla | Carrying amount prior to impairment loss | Goodwill
Disclosure of information for cash-generating units
Assets		92,494
Cajamarquilla | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		719,698
Trs Marias system | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		571,277
Trs Marias system | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		571,277
Aripuana | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		67,337
Aripuana | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		67,337
Juiz de Fora | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets		177,445
Juiz de Fora | Carrying amount prior to impairment loss | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets		$ 177,445